New and amended standards and interpretations - IFRS 15 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
(Accumulated deficit)/retained earnings	€ (1,062)	€ 1,345	€ 1,147
IFRS 15
Disclosure of initial application of standards or interpretations [line items]
(Accumulated deficit)/retained earnings		€ (16)